Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets, net, as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	42	42
Accumulated amortization	(2,883)	(2,702)
Impairment	(1,432)	(1,230)
Exchange difference	(2)	—
Intangible assets, net	$61	$446

Amortization expenses of intangible assets from continuing operations were $181, $2,702 and $nil for the years ended December 31, 2021, 2020 and 2019, respectively. Amortization expenses of intangible assets from discontinued operations were $nil, $314 and $1,309 for the years ended December 31, 2021, 2020 and 2019, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. Impairment on intangible assets from continuing operations were $202, $1,230 and $nil for the years ended December 31, 2021, 2020 and 2019, respectively. Impairment on intangible assets from discontinued operations were $nil, $nil and $18,893 for the years ended December 31, 2021, 2020 and 2019, respectively

As of December 31, 2021, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2027 and
	2022	2023	2024	2025	2026	thereafter
	$	$	$	$	$	$
Amortization expenses	19	13	5	5	5	14